Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Australia - 7.3%
BHP Group Ltd. - ADR (a)	89,502	$6,278,565
BlueScope Steel Ltd.	89,691	1,212,990
Fortescue Metals Group Ltd.	251,355	3,945,802
Incitec Pivot Ltd.	151,875	368,772
Origin Energy Ltd.	290,555	1,532,011
Qantas Airways Ltd. (b)	264,190	1,182,275
Sonic Healthcare Ltd.	53,480	1,192,110
Santos Ltd.	359,800	1,805,692
South32 Ltd.	765,659	2,453,602
Whitehaven Coal Ltd.	226,364	1,342,145
		21,313,964
Bermuda - 1.8%
Orient Overseas International Ltd.	317,307	5,248,556
Britain - 17.4%
Anglo American PLC	138,847	5,933,859
B&M European Value Retail SA	119,030	656,982
Barratt Developments PLC	93,987	532,778
BP PLC	158,765	5,752,056
British American Tobacco PLC	132,800	5,111,472
Centrica PLC	509,417	632,744
GSK PLC	158,237	5,579,437
Howden Joinery Group PLC	45,962	391,209
Imperial Brands PLC	112,613	2,819,733
J Sainsbury PLC	392,890	1,271,965
JD Sports Fashion PLC	423,110	848,953
Persimmon PLC	16,105	280,353
Rio Tinto PLC - ADR (a)	80,670	6,401,165
Shell PLC - ADR	96,120	5,652,817
Taylor Wimpey PLC	187,604	271,069
Tesco PLC	955,405	2,896,380
Vodafone Group PLC - ADR	499,606	5,785,437
		50,818,409
Canada - 10.5%
Canadian Natural Resources Ltd.	93,539	5,747,036
Cenovus Energy, Inc.	249,702	4,989,046
Imperial Oil Ltd.	95,889	5,250,882
NUTRIEN Ltd.	53,828	4,456,420
Suncor Energy, Inc.	174,695	6,065,410
Teck Resources Ltd. - Class B (a)	65,960	2,856,068
Tourmaline Oil Corp.	31,760	1,480,168
		30,845,030
China - 0.9%
Lenovo Group Ltd.	3,400,629	2,719,237
Denmark - 3.8%
AP Moller - Maersk A/S - Class B	2,633	5,700,659
Carlsberg A/S - Class B	11,555	1,633,948
DSV A/S	19,040	3,133,126
Pandora A/S	6,861	567,513
		11,035,246
Finland - 0.3%
Stora Enso Oyj - Class R	67,610	962,508
France - 6.8%
Carrefour SA	135,345	2,570,531
Cie de Saint-Gobain	53,269	3,043,231
Eiffage SA	17,139	1,825,248
Publicis Groupe SA	30,208	2,126,093
Rexel SA	33,595	739,949
Thales SA	20,189	2,664,534
TotalEnergies SE	92,194	5,719,716
Vivendi SE	113,291	1,214,149
		19,903,451
Germany - 6.5%
Adidas AG (a)	38,228	3,060,151
Bayerische Motoren Werke AG	62,605	6,345,304
Deutsche Lufthansa AG (b)	341,030	3,600,346
Deutsche Post AG	137,345	5,879,986
		18,885,787
Italy - 2.0%
Eni SpA	192,464	5,947,138
Japan - 18.9%
Asics Corp.	13,965	329,371
CyberAgent, Inc.	82,701	766,238
Honda Motor Co. Ltd.	231,718	5,751,241
Inpex Corp.	216,687	2,363,888
ITOCHU Corp.	156,553	5,031,008
Japan Tobacco, Inc.	142,592	2,908,476
Kawasaki Kisen Kaisha Ltd. (a)	75,990	1,572,750
KDDI Corp.	189,185	5,899,450
Marubeni Corp.	221,451	2,699,128
Mitsubishi Corp.	170,550	5,681,288
Mitsubishi Heavy Industries Ltd.	36,700	1,432,305
Mitsui OSK Lines Ltd.	61,355	1,510,719
Nexon Co. Ltd.	44,555	1,069,676
NGK Spark Plug Co Ltd.	18,823	366,005
Nippon Yusen KK	108,690	2,567,678
Nitto Denko Corp.	8,734	560,951
Renesas Electronics Corp. (b)	281,267	2,872,850
SCREEN Holdings Co. Ltd.	4,434	325,997
Secom Co. Ltd.	12,525	742,946
Shin-Etsu Chemical Co. Ltd.	21,320	3,124,334
Shinko Electric Industries Co Ltd.	10,980	304,520
Subaru Corp.	67,775	1,109,841
Sumitomo Forestry Co Ltd.	30,385	563,978
Suntory Beverage & Food Ltd.	19,905	669,795
Takeda Pharmaceutical Co. Ltd. - ADR (a)	327,116	5,168,433
		55,392,866
Luxembourg - 2.2%
ArcelorMittal	207,990	6,412,633
Netherlands - 3.1%
OCI NV	74,315	2,523,918
Randstad Holding NV	13,269	846,479
Stellantis NV	365,630	5,714,360
		9,084,757
Norway - 3.4%
Aker BP ASA	112,472	3,416,437
Equinor ASA - ADR (a)	149,028	4,534,922
Norsk Hydro ASA	258,500	2,080,618
		10,031,977
Republic of Korea - 6.5%
HMM Co. Ltd.	339,634	5,996,947
Kia Corp.	106,225	5,760,537
Korean Air Lines Co. Ltd. (b)	164,854	3,245,421
Krafton, Inc. (b)	3,190	464,334
POSCO - ADR	36,959	2,288,132
SK Telecom Co. Ltd. - ADR (a)	59,641	1,264,986
		19,020,357
Spain - 5.5%
Industria de Diseno Textil SA	211,092	6,567,939
Red Electrica Corp. SA	55,835	985,781
Repsol SA	244,480	4,010,701
Telefonica SA	1,184,430	4,490,028
		16,054,449
Sweden - 1.5%
H & M Hennes & Mauritz AB - Class B	167,777	2,055,499
Tele2 AB - Class B	75,036	647,208
Telefonaktiebolaget LM Ericsson - ADR	287,691	1,659,977
		4,362,684
Switzerland - 1.2%
Kuehne + Nagel International AG	14,495	3,445,234
TOTAL COMMON STOCKS (Cost $267,980,678)		291,484,283
	Principal Amount
SHORT-TERM INVESTMENTS- 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$359,597	359,597
TOTAL SHORT-TERM INVESTMENTS (Cost $359,597)		359,597
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	24,600,823	24,600,823
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,600,823)		24,600,823

Total Investments (Cost $292,941,098) - 108.1%		316,444,703
Liabilities in Excess of Other Assets - (8.1)%		(23,757,849)
TOTAL NET ASSETS - 100.0%		$292,686,854

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $24,139,553 or 8.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 291,484,283	$ -	$ -	$ -	$ 291,484,283
Short-Term Investments	359,597	-	-	-	359,597
Investments Purchased with Proceeds from Securities Lending	-	-	-	24,600,823	24,600,823
Total Investments in Securities	$ 291,843,880	$ -	$ -	$ 24,600,823	$ 316,444,703

^ See the Schedules of Investments for further country breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.